Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18. SUBSEQUENT EVENTS

Subsequent events have been evaluated through August 19, 2025, which represents the date the financial statements were available to be issued, and no events, other than discussed below have occurred through that date that would impact the financial statements.

Third Amendment and Exchange Agreement

On July 7, 2025, the Company and Lender entered into the Third Amendment and Exchange Agreement (the “Third Exchange Agreement”). Pursuant to the Third Exchange Agreement, on July 7, 2025, the Lender converted the $2,462,805 under the Loan Agreement into 125 shares of the Company’s Series C Preferred Stock, and such shares of Common Stock issuable pursuant to the terms of the Series C Preferred Stock, including, without limitation, upon conversion or otherwise, in reliance on the exemption from registration provided by Section 3(a)(9) of the Securities Act.

July 2025 Note

The Company entered into a SPA dated June 5, 2025, (the “June 5, 2025 SPA”), with the Lender for a series of senior secured convertible notes up to an aggregate amount of $21,972,275.38 (See Note 10). On July 7, 2025, the Company executed and delivered to the Lender a senior secured convertible note, dated July 7, 2025 (the “July 2025 Convertible Note”), in exchange for a loan in the original principal amount of $823,960. The July 2025 Convertible Note has the same terms and conditions as the terms of the June 2025 Convertible Note.

Exchange of Convertible Notes to Preferred Series C Equity

In connection with the Second Exchange Agreement, on August 4, 2025, the Lender provided the Company with notice to exchange $10,000,000 principal from the December 2023 Convertible Note into 375 shares of Series C Preferred Stock (the “August 4, 2025 Exchange Notice”), which is a partial exchange of the December 2023 Convertible Note. On August 7, 2025, the Company issued to the Lender 375 shares of the Series C Preferred Stock.

Securities Purchase Agreement

On August 13, 2025, the Company entered into a SPA by and between the Company and the Holder. Pursuant to the SPA the Holder purchased, and the Company sold 28 shares of the Company’s Series C Convertible Preferred Stock (the “Initial Preferred Shares”, and the shares of Common Stock issuable pursuant to the terms of the Certificate of Designations, including, without limitation, upon conversion or otherwise of the Initial Preferred Shares, collectively, the “Initial Conversion Shares”) for a discounted purchase price of $999,900.

The SPA provides further that the Holder may require the Company to participate in one or more Additional Closings for purchase by the Holder, and the sale by the Company, of up to the aggregate number of shares of Series C Preferred Stock, which aggregate number for all Buyers shall not exceed 625 shares of Series C Preferred Stock (collectively, the “Additional Preferred Shares”, and together with the Initial Preferred Shares, the “Preferred Shares”, and the shares of Common Stock issuable pursuant to the terms of the Certificate of Designations, including, without limitation, upon conversion or otherwise of the Additional Preferred Shares, collectively, the “Additional Conversion Shares”, and together with the Initial Conversion Shares, the “Conversion Shares”).

The aggregate purchase price for the Initial Preferred Shares to be purchased by Holder (the “Initial Purchase Price”) shall be $999,900 or approximately $36,000 for each $40,000 of Stated Value (as defined in the Certificate of Designations) of the Initial Preferred Shares to be purchased by Holder at the Initial Closing. The aggregate purchase price for the Additional Preferred Shares to be purchased by Holder at any given Additional Closing (each, an “Additional Purchase Price”, and together with the Initial Purchase Price, each, a “Purchase Price”) shall be $36,000 for each $40,000 of Stated Value of Additional Preferred Shares to be issued in such Additional Closing.

Appointment of Chief Financial Officer

On August 15, 2025, the Board appointed Victoria Hay as the Chief Financial Officer and principal financial officer of the Company. Since March 2025, the Company has engaged Flexible Consulting, LLC, where Mrs. Hay is President and which she co-owns, to provide accounting and finance services relating to the Company’s quarterly and monthly reporting. The total value of services provided to date is $123,000 as of August 15, 2025.

Reverse Stock Split

On July 22, 2025, the Board approved a 1-for-40 reverse stock split of the Company’s Common Stock, which was effected September 18, 2025. The reverse stock split has been applied retrospectively to all share and per share numbers in the unaudited consolidated financial statements for all periods presented, including number of shares outstanding, weighted average shares used in computing basic and diluted earnings(loss) per share, share-based payment awards (number of shares and exercise prices), and conversion of preferred or other convertible securities. There was no change to the dollar amounts of common stock, additional paid-in capital, retained earnings, or other equity accounts, except as required for share counts. Fractional shares (if any) resulting from the reverse stock split were rounded up.

NOTE 21. SUBSEQUENT EVENTS

Subsequent events have been evaluated through April 15, 2025, which represents the date the financial statements were available to be issued, and no events, other than disclosed below have occurred through that date that would impact the financial statements.

 Additional Financings from Defender SPV LLC

As previously disclosed in ECD’s Current Report on Form 8-K filed on January 14, 2025, on January 8, 2025, the Company entered into a securities purchase agreement (the “January 2025 SPA”) with the Lender pursuant to which the Lender agreed to waive the pre-existing events of default that occurred under the August Note and the Company Preferred Stock and the Company agreed to execute and deliver to the Lender a senior secured convertible note (the “January 2025 Note”), in exchange for a loan in the principal amount of $1,724,100.

The January 2025 SPA also provides that in connection with the January 2025 Note, the Company will also issue to the Lender at no additional cost 12,500 shares of Common Stock and a warrant, dated January 13, 2025, to purchase 9,960 shares of Common Stock at an exercise price of $460.00 per share (the “Common Share Warrant”).

Reversal of Series A Convertible Preferred Stock Conversion

In January 2025 the conversion of the 463 shares of Series A Convertible Preferred Stock into 46,250 shares of common stock was reversed by the Company’s transfer agent due to the terms of the agreement that a stockholder’s ability to convert Series A Convertible Preferred Stock into shares of Common Stock is subject to a 4.99% blocker, that precluded the stockholder from converting its Series A Convertible Preferred Stock into shares of Common Stock to the extent it will made the stockholder a beneficial owner of more than 4.99% of the Common Stock.

Business Loan and Security Agreement

On February 20, 2025, the Company entered into a Business Loan and Security Agreement with Agile Lending, LLC (the “Lending Lender”) pursuant to which the Company received a term loan from the Lending Lender in the principal amount of $1,575,000 (the “Loan”). The Loan shall be prepaid through thirty (30) equal weekly payments of principal and interest in the aggregate amount of $74,550 commencing March 3, 2025 and ending September 22, 2025. During the term the Loan shall accrue interest of $661,500. The principal amount of the Loan included an administrative agent fee of $75,000 which was paid to the Collateral Agent out of the Loan.

Consulting Agreement

On February 20, 2025 (the “Effective Date”), the Company entered into a consulting agreement with an advisor (the “Advisor”) for business advisory services, guidance on growth strategies, and networking with its contacts on a non-exclusive basis for general business purposes. Pursuant to the consulting agreement the Company will issue 5,900 shares of the Company’s common stock to the Advisor on the Effective Date.

Loan Agreement

On April 4, 2025, the Company entered into a new business loan and security agreement with an effective date of April 4, 2025 (the “New Loan Agreement”) by and among an investor (the “New Lender”), a collateral agent (the “Collateral Agent”), the Company and its subsidiary, Humble Imports Inc., pursuant to which the Company received a term loan from the New Lender in the principal amount of $1,824,300 (the “New Loan”). The New Loan shall be repaid through sixty-nine (69) equal weekly payments of principal and interest in the aggregate amount of $35,693 per week commencing on April 15, 2025 and ending August 4, 2026 (the “Term”). During the Term, the New Loan shall accrue interest in the aggregate amount of $638,505. The New Loan included an administrative expense fee of $40,000 and a lender’s legal fee of $35,000, which sum was netted out of the New Loan. The New Loan is secured by all properties, rights and assets of the Company and Collateral Agent is designated as the collateral agent under the New Loan Agreement.

The net proceeds of the New Loan were used to pay off the Agile Loan in the discounted amount of $1,749,300, including principal and interest. Accordingly, the Agile Loan is paid off and satisfied.